Parent only Financial Statements (Details) - Schedule of Condensed Statement of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
The Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (1,354,873)
Net cash used in investing activities
Net cash provided by financing activities	2,753,593
Net increase in cash, cash equivalents and restricted cash	1,398,720
Cash, cash equivalents and restricted cash at beginning of the year of continuing operations
Cash, cash equivalents and restricted cash at end of the year of continuing operations	1,398,720
BJY [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net increase in cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of the year of continuing operations
Cash, cash equivalents and restricted cash at end of the year of continuing operations